International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Other investments	$ 468,791	$ 440,670
Other assets	114,354	130,711
Total assets	11,772,869	12,196,520
Liabilities:
Junior subordinated deferrable interest debentures	161,416	175,416
Other liabilities	76,175	69,527
Total liabilities	10,107,366	10,615,862
Shareholders' equity:
Common shares	95,866	95,784
Surplus	167,980	165,520
Retained earnings	1,683,600	1,585,389
Accumulated other comprehensive income (loss)	2,167	11,397
Total shareholders' equity before treasury stock	1,949,613	1,858,090
Less cost of shares in treasury	(284,110)	(277,432)
Total shareholders' equity	1,665,503	1,580,658	$ 1,424,408	$ 1,435,708
Total liabilities and shareholders' equity	11,772,869	12,196,520
Parent Company
ASSETS
Cash	2,977	9,252
Other investments	69,160	69,042
Notes receivable	99	204
Investment in subsidiaries	1,766,592	1,691,553
Other assets	45	50
Total assets	1,838,873	1,770,101
Liabilities:
Junior subordinated deferrable interest debentures	161,416	175,416
Due to IBC Trading	21	21
Other liabilities	11,933	14,006
Total liabilities	173,370	189,443
Shareholders' equity:
Common shares	95,866	95,784
Surplus	167,980	165,520
Retained earnings	1,683,600	1,585,389
Accumulated other comprehensive income (loss)	2,167	11,397
Total shareholders' equity before treasury stock	1,949,613	1,858,090
Less cost of shares in treasury	(284,110)	(277,432)
Total shareholders' equity	1,665,503	1,580,658
Total liabilities and shareholders' equity	$ 1,838,873	$ 1,770,101